Segmentation of key figures - Top 20 (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 48,659	$ 47,445	$ 44,751
US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	16,484	16,280	14,618
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	29,916	28,646	26,946
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	9,097	9,068	7,946
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,958	1,880	1,587
Innovative Medicines | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,439	1,726	1,561
Innovative Medicines | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,083	1,539	1,556
Innovative Medicines | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,738	1,338	1,023
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,542	1,297	1,028
Innovative Medicines | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,188	1,585	2,046
Innovative Medicines | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,339	975	977
Innovative Medicines | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	653	1,263	1,174
Innovative Medicines | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	635	755	1,002
Innovative Medicines | Pharmaceutical [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,933
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		2,086	1,874
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		485	828
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,003	3,551	3,341
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	920
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,251	1,173	1,039
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,497	1,114	554
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,199	1,416	1,284
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,003	1,064	1,099
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	980	1,025	1,155
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		480
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	687
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			464
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,995	3,223	2,837
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	873	671
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			517
Innovative Medicines | US
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	14,342	13,789	11,864
Innovative Medicines | US | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	11,126	10,679	9,654
Innovative Medicines | US | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,216	3,110	2,210
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	859	804	817
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	837	925	440
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	644	1,003	929
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	833	481	84
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	569		556
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	315	881
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		450
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	138	334	581
Innovative Medicines | US | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	259	332	19
Innovative Medicines | US | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			806
Innovative Medicines | US | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		169	404
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,562	2,220	1,765
Innovative Medicines | US | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	459
Innovative Medicines | US | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,277		262
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		691
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	124	86	521
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	16	13	457
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		250
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	318
Innovative Medicines | US | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			145
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,516	1,736	1,674
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	400	304
Innovative Medicines | US | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			194
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	24,671	23,925	23,028
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	18,790	17,967	17,292
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	5,881	5,958	5,736
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,099	1,076	770
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	602	801	1,121
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	439	536	627
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	905	857	939
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	973	1,297	472
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	873	704	2,046
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,339	525	977
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	515	929	593
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	376	423	983
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,933
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		2,086	1,068
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		316	424
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,441	1,331	1,576
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	461
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,251	1,173	1,039
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,220	1,114	292
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,199	725	1,284
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	879	978	578
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	964	1,012	698
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		230
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	369
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			319
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,479	1,487	1,163
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	473	367
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			323
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	39,013	37,714	34,892
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	14,711	14,370	13,428
Operating segments [member] | Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,958	1,880	1,874
Operating segments [member] | Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,439	1,585	1,587
Operating segments [member] | Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,083	1,539	1,556
Operating segments [member] | Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,738	1,416	1,174
Operating segments [member] | Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,542	1,338	1,155
Operating segments [member] | Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,188	1,263	1,561
Operating segments [member] | Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,339	1,114	977
Operating segments [member] | Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	653	975	1,099
Operating segments [member] | Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	635	755	828
Operating segments [member] | Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	687	480	235
Operating segments [member] | Innovative Medicines | Oncology [member] | Adakveo [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	105	1
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	24,302	23,344	21,464
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	4,410	4,776	4,558
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,933	2,086	2,046
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	4,323	3,773	3,429
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,003	3,223	3,341
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Zolgensma [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	920	361
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Kesimpta [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	15
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,900	1,825	1,767
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,251	1,173	1,039
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,498	1,750	1,050
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,497	1,726	1,028
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	6,303	6,998	7,268
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,199	1,297	1,284
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,003	1,064	1,023
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	980	1,025	1,002
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	452	485	464
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	393	419	463
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	360	417	445
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	4,868	4,222	3,392
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,995	3,551	2,837
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 873	$ 671	$ 554